Subsequent Events (Details) - USD ($)											1 Months Ended	12 Months Ended
	Dec. 02, 2024	Nov. 21, 2024	May 10, 2024	Nov. 08, 2023	Aug. 09, 2023	Dec. 07, 2022	Mar. 30, 2022	Feb. 25, 2020	Jan. 16, 2020	Jun. 24, 2019	Sep. 30, 2021	Dec. 31, 2024
Subsequent Events [Line Items]
Preliminary rate							66.70%			3.65%
Customs and border protection issued (in Dollars)								$ 1,400,000
Customs and border protection issued rate									6.75%			1.46%
Payment amount (in Dollars)							$ 189,000				$ 208,000
Preliminary tariff dumping rate	8.88%	66.70%		2.88%							4.93%
Final and definitive rate		0.00%
Federal rate percentage						6.35%
Final antidumping rate					5.93%
Percentage of Final Result			2.11%
Top of range [member]
Subsequent Events [Line Items]
Customs and border protection issued rate								69.07%
Bottom of range [member]
Subsequent Events [Line Items]
Customs and border protection issued rate								3.65%